10. STOCK COMPENSATION (Details Narrative) (USD $)	9 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Unrecognized compensation cost	$ 419,883
Weighted average period for recognition of unrecognized compensation cost	1 year 4 months 6 days
Intrinsic value	$ 12.00
Aggregate intrinsic value	$ 868,681